Contributed Equity - Ordinary Share Capital (Details)																																						12 Months Ended
	Dec. 12, 2024 shares	Dec. 02, 2024 USD ($) $ / shares shares	Nov. 12, 2024 shares	Nov. 01, 2024 shares	Oct. 02, 2024 shares	Sep. 24, 2024 shares	Sep. 19, 2024 shares	Sep. 04, 2024 shares	Sep. 02, 2024 shares	Jul. 29, 2024 shares	Jul. 16, 2024 USD ($) $ / shares shares	Jul. 12, 2024 shares	Jun. 28, 2024 shares	Jun. 13, 2024 shares	Jun. 04, 2024 shares	May 02, 2024 shares	Apr. 19, 2024 shares	Apr. 18, 2024 USD ($) $ / shares shares	Mar. 14, 2024 shares	Feb. 15, 2024 shares	Jan. 19, 2024 shares	Dec. 14, 2023 shares	Dec. 08, 2023 shares	Nov. 28, 2023 shares	Nov. 21, 2023 shares	Oct. 24, 2023 USD ($) $ / shares shares	Oct. 20, 2023 shares	Sep. 01, 2023 shares	Aug. 29, 2023 USD ($) $ / shares shares	Aug. 21, 2023 shares	Aug. 01, 2023 shares	Jul. 21, 2023 shares	Jun. 29, 2023 shares	May 01, 2023 shares	Apr. 12, 2023 shares	Mar. 23, 2023 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance																																						567,941,993	488,733,461	486,774,622
Ordinary shares Fully paid | $																																						$ 367,537,075	$ 338,425,286	$ 338,108,198
Share issue costs | $																																						$ (1,312,504)	$ (12,433)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares											3,415,759							33,334								150,000			500,000							66,666	33,333
Issue Price | $ / shares											$ 0.5							$ 0.5								$ 0.55			$ 0.7							$ 0.9	$ 0.5
Ordinary shares Fully paid | $											$ 1,605,677							$ 10,727								$ 52,439			$ 225,729							$ 40,273	$ 11,080
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		74,064,647
Issue Price | $ / shares		$ 0.6
Ordinary shares Fully paid | $		$ 28,807,889
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	113,029		7,522	7,321	2,479	33,193	46,005	618,129	250,000	16,684		297,885	15,409	32,042	8,987	35,490	9,041		3,841	7,130	125,200	92,000	21,563	2,178	7,526		18,174	250,000		4,312	6,002	314,276	39,515	23,356	1,910		8,309
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares									65,405																				419,719